Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
IntangibleAssets [Abstract]
Intangible Assets, Net
9	INTANGIBLE ASSETS, NET
Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Computer software	10,450	10,654	1,545
Accumulated amortization	(5,300)	(8,668)	(1,257)

	5,150	1,986	288

Amortization expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB852, RMB3,162 and RMB3,349 (US$486), respectively. As of December 31, 2022, estimated amortization expenses of the existing intangible assets for each of the next five years was RMB1,583, RMB401, RMB2, nil and nil, respectively.